Derivative Financial Instruments (Tables) - Orbitz	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions

Notional Amount	Effective Date	Maturity Date	Fixed Interest Rate Paid	Variable Interest Rate Received
$100.0 million	August 29, 2014	August 31, 2016	1.11%	One-month LIBOR
$100.0 million	August 29, 2014	August 31, 2016	1.15%	One-month LIBOR

At December 31, 2014, we had the following interest rate swaps outstanding that effectively converts $200.0 million of the term loan from a variable to a fixed interest rate. We pay a fixed interest rate on the notional amount and in exchange receive a variable interest rate based on the one-month LIBOR rate. The Company does not use derivatives for speculative or trading purposes.

Notional Amount	Effective Date	Maturity Date	Fixed Interest Rate Paid	Variable Interest Rate Received
$100.0 million	August 29, 2014	August 31, 2016	1.11%	One-month LIBOR
$100.0 million	August 29, 2014	August 31, 2016	1.15%	One-month LIBOR

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table summarizes the location and fair value of derivative instruments on the Company’s Condensed Consolidated Balance Sheets.

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2015	December 31, 2014
		(in thousands)
Interest rate swaps not designated as hedging instruments	Other non-current liabilities	$1,608	$1,723

The following table summarizes the location and fair value of our interest rate derivative instruments on the Company’s Consolidated Balance Sheet.

		Fair Value Measurement as of
	Balance Sheet Location	December 31, 2014
		(in thousands)
Interest rate swaps not designated as hedging instruments	Other non-current liabilities	$1,723

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table shows the market adjustments recorded during the year ended December 31, 2014:

	Gain in Other Comprehensive Income/(Loss)	(Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)	Gain/(Loss) Recognized in Income (Ineffective Portion and the Amount Excluded from Effectiveness Testing)
	2014	2014	2014
		(in thousands)
Interest rate swaps	$—	$—	$—

Schedule of the Changes in the Fair Value of Foreign Currency Contracts
The following table shows the fair value of our foreign currency hedges:

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2015	December 31, 2014
		(in thousands)
Asset Derivatives:
Foreign currency hedges	Other current assets	$—	$4,275
Liability Derivatives:
Foreign currency hedges	Other current liabilities	$3,993	$—

The following table shows the changes in the fair value of our foreign currency contracts, which were recorded as losses in Selling, general and administrative expense in our Condensed Consolidated Statements of Operations:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Foreign currency hedges (a)	$(6,884)	$(5,236)	$(3,068)	$(10,105)

(a)
We recorded transaction gains associated with the re-measurement and settlement of our foreign denominated assets and liabilities of $5.0 million and $4.1 million for the three months ended June 30, 2015 and 2014, respectively, and $0.4 million and $6.9 million for the six months ended June 30, 2015 and 2014, respectively. These transaction gains were included in Selling, general and administrative expense in our Condensed Consolidated Statements of Operations. The net impact of these transaction gains, together with the losses incurred on our foreign currency hedges, were losses of $1.8 million and $1.1 million for the three months ended June 30, 2015 and 2014, respectively, and $2.7 million and $3.2 million for the six months ended June 30, 2015 and 2014, respectively.

The following table shows the fair value of our foreign currency hedges:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2014
		(in thousands)
Asset Derivatives:
Foreign currency hedges	Other current assets	$4,275
Liability Derivatives:
Foreign currency hedges	Other current liabilities	$—

The following table shows the change in the fair value of our foreign currency contracts which were recorded as a gain/(loss) in Selling, general and administrative expense:

Year Ended December 31,
2014
(in thousands)
Foreign currency hedges (a)	$6,813

(a)
We recorded transaction gains/(losses) associated with the re-measurement and settlement of our foreign denominated assets and liabilities of $(12.9) million, the year ended December 31, 2014. These transaction gains and losses were included in Selling, general and administrative expense in our Consolidated Statement of Operations. The net impact of these transaction gains and losses, together with the gains/(losses) incurred on our foreign currency hedges, were losses of $6.1 million for the year ended December 31, 2014.

Schedule of Offsetting Assets and Liabilities
The tables below show the gross and net amounts related to derivatives eligible for offset in the Condensed Consolidated Balance Sheets as of June 30, 2015 and December 31, 2014. The gross asset amount of the derivative listed below is the maximum loss the Company would incur if the counterparties failed to meet their obligation.

	Gross Amounts of Recognized Liabilities	Gross Asset Recognized as an Offset	Net Liabilities (Assets)Included in the Condensed Consolidated Balance Sheets
	(in thousands)

June 30, 2015	$6,746	$(1,145)	$5,601
December 31, 2014	$2,947	$(5,499)	$(2,552)

The tables below show the gross and net information related to derivatives eligible for offset in the Consolidated Balance Sheet as of December 31, 2014. The gross asset amount of the derivative listed below is the maximum loss the Company would incur if the counterparties failed to meet their obligation.

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount of Liabilities Presented in the Consolidated Balance Sheet
	(in thousands)

December 31, 2014	$2,947	$(5,499)	$(2,552)